10. Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Rental Payments for Operating Leases
(Dollars in thousands)

Year ending December 31,
2014	$549
2015	517
2016	519
2017	469
2018	436
Thereafter	1,253
Total minimum obligation	$3,743

Financial instruments with credit risk
(Dollars in thousands)
	Contractual Amount
	2013	2012
Financial instruments whose contract amount represent credit risk:

Commitments to extend credit	$146,243	133,919

Standby letters of credit and financial guarantees written	$4,361	3,297